EMPLOYEE-RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Net Periodic Post Retirement Benefit Cost (Income)

Net periodic post-retirement benefit cost (income) consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2013	2012	2011	2013	2012	2011
In millions
Service cost	$1.0	$1.1	$2.9	$—	$—	$—
Interest cost	6.7	7.8	9.4	0.7	0.8	1.1
Expected return on plan assets	(13.7)	(13.8)	(15.4)	—	—	—
Amortization of prior service credit	—	—	—	(0.7)	(0.7)	(0.5)
Net actuarial loss (gain)	2.9	4.1	7.9	(0.1)	(0.5)	(1.5)
Settlement charges	—	6.7	—	—	—	—

Net periodic benefit cost (income)	$(3.1)	$5.9	$4.8	$(0.1)	$(0.4)	$(0.9)

Summary of Change in Benefit Obligation, Plan Assets and Funded Status of Plans

The following summarizes the change in benefit obligation, change in plan assets and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2013	2012	2013	2012
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$223.5	$227.2	$21.5	$20.1
Service cost	1.0	1.1	—	—
Interest cost	6.7	7.8	0.7	0.8
Plan participants’ contributions	—	—	0.4	0.5
Actuarial (gain) loss	(16.2)	17.8	(4.2)	2.3
Gross benefits paid	(15.0)	(8.7)	(1.3)	(2.2)
Settlements	—	(21.0)	—	—
Currency exchange gain	(3.0)	(0.7)	—	—

Benefit obligation at end of year	$197.0	$223.5	$17.1	$21.5

Change in plan assets:
Fair value of plan assets at beginning of year	$171.8	$176.0	$—	$—
Actual gain on plan assets	23.7	22.3	—	—
Employer contributions	0.8	0.6	0.9	1.7
Plan participants’ contributions	—	—	0.4	0.5
Settlements	—	(18.5)	—	—
Gross benefits paid	(15.0)	(8.7)	(1.3)	(2.2)
Currency exchange gain (loss)	(0.1)	0.1	—	—

Fair value of plan assets at end of year	$181.2	$171.8	$—	$—

Net amount recognized	$(15.8)	$(51.7)	$(17.1)	$(21.5)

Amounts recognized in statement of financial position:
Other assets, noncurrent	$18.4	$—	$—	$—
Accrued liabilities, current	(0.8)	(0.6)	(1.3)	(1.4)
Pension and post-employment liabilities, noncurrent	(33.4)	(51.1)	(15.8)	(20.1)

Net amount recognized	$(15.8)	$(51.7)	$(17.1)	$(21.5)

Amounts Recognized in Accumulated Other Comprehensive (Loss) Income (Before Tax)

Amounts recognized in accumulated other comprehensive (loss) income (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2013	2012	2013	2012
In millions
Net actuarial loss (gain)	$57.1	$86.8	$(4.4)	$(0.3)
Prior service credit	—	—	(11.4)	(12.1)

Net amount recognized	$57.1	$86.8	$(15.8)	$(12.4)

Amortized from Accumulated Other Comprehensive Loss Into Net Periodic Benefit Cost (Income)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost (income) in 2014 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss	$1.9	$(1.1)
Prior service credit	—	(0.7)

Total	$1.9	$(1.8)

Weighted-Average Allocation of Pension Benefit Plan Assets

The weighted-average allocation of pension benefit plan assets at year ended December 31 were as follows:

		Actual Allocation
Asset Category (Dollars in millions)	2013 Target Allocation	2013	2012
Cash	—%	2%	2%
Group annuity contract	—%	28%	31%
Equity securities	60%	59%	54%
Fixed income securities	40%	11%	13%

Total	100%	100%	100%

Fair Value Hierarchy Investments Held by Pension Plans

This table does not include $4.1 million in cash in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$46.9	$—	$—	$46.9
Mid cap funds	13.7	—	—	13.7
Small cap funds	13.8	—	—	13.8
International funds	22.8	—	—	22.8
Emerging market funds	9.3	—	—	9.3
Fixed income funds:
Investment grade bond funds	6.9	—	—	6.9
Corporate bond funds	13.3	—	—	13.3
Group annuity contract	—	—	50.4	50.4

Total assets at fair value	$126.7	$—	$50.4	$177.1

The following table sets forth by Level within the fair value hierarchy the investments held by the pension plans at December 31, 2012. This table does not include the $3.3 million in cash in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$38.5	$—	$—	$38.5
Mid cap funds	11.1	—	—	11.1
Small cap funds	11.0	—	—	11.0
International funds	22.0	—	—	22.0
Emerging market funds	10.3	—	—	10.3
Fixed income funds:
Investment grade bond funds	8.3	—	—	8.3
Corporate bond funds	13.6	—	—	13.6
Group annuity contract	—	—	53.7	53.7

Total assets at fair value	$114.8	$—	$53.7	$168.5

Summary of Changes in Fair Value of Plan Assets

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the years ended December 31, 2013 and 2012.

	Year Ended
	December 31, 2013	December 31, 2012
In millions
Balance, beginning of year	$53.7	$—
Purchases	0.2	54.9
Sales	(4.6)	(1.7)
Interest credit during the year	1.1	0.5

Balance, end of year	$50.4	$53.7

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets

As of December 31, 2013 and 2012, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets were as follows:

	Pension Plans
	2013	2012
In millions
Projected benefit obligation, end of year	$37.6	$223.5
Accumulated benefit obligation, end of year	$25.4	$212.5
Fair value of plan assets, end of year	$3.3	$171.8

Future Benefits Payable for Pension and Other Post-Retirement Plans

We estimate that the future benefits payable for the pension and other post-retirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2014	$17.4	$1.3
2015	$15.0	$1.3
2016	$14.3	$1.3
2017	$12.9	$1.2
2018	$12.3	$1.2
2019-2023	$58.2	$5.9

Net Periodic Benefit Cost [Member]
Actuarial Assumptions Used

To determine pension and other post-retirement and post-employment benefit measurements for the plans, our Parent uses a measurement date of December 31. The following is a table of actuarial assumptions used to determine the net periodic benefit cost (income):

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2013	2012	2011	2013	2012	2011
Weighted-average assumptions:
Discount rate	3.14%	3.65%	4.58%	3.38%	3.93%	5.09%
Expected return on plan assets	8.38%	8.34%	8.36%	NA	NA	NA
Rate of compensation increase	NA	NA	3.63%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	4.50%	5.00%	5.00%
Year the rate reaches ultimate trend rate	NA	NA	NA	2022	2018	2017

Defined Benefit Plan Benefit Obligations [Member]
Actuarial Assumptions Used

The following is a table of the actuarial assumptions used to determine the benefit obligations of our pension and other post-employment plans:

	Pension Plans		Health Care and Other Plans
As of December 31,	2013	2012	2013	2012
Weighted-average assumptions:
Discount rate	3.80%	3.14%	4.28%	3.37%
Rate of compensation increase	NA	NA	3.75%	3.75%